Condensed Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jul. 31, 2020
Assets:
Cash	$ 664,428		$ 0
Prepaid expenses	6,083
Total current assets	670,511		0
Cash and marketable securities held in Trust Account	146,644,675		0
Deferred offering costs	0		96,594
Total assets	147,315,186		96,594
Liabilities and Shareholders’ Deficit
Accrued offering costs and expenses	129,068		50,000
Due to related party	73,795		56,266
Total current liabilities	202,863		106,266
Deferred underwriters’ fee	5,031,250		0
Total liabilities	5,234,113		106,266
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, value	146,625,000		0
Shareholders’ Deficit:
Preference shares, value	0		0
Class A ordinary shares, value	14		0
Class B ordinary shares, value	359		0
Accumulated deficit	(4,544,300)		(9,672)
Total shareholders’ deficit	(4,543,927)	$ (9,672)	(9,672)	$ 0
Total Liabilities and Shareholders’ Deficit	$ 147,315,186		$ 96,594